Offerings	Jul. 20, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,760,078,538
Maximum Aggregate Offering Price	$ 572.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.08
Offering Note

(1)
Relates to common stock, $0.001 par value per share (“Standard BioTools Common Stock”), of Standard BioTools Inc., a Delaware corporation (“Standard BioTools”) issuable to holders of common stock, $0.00001 par value per share (“Treeline Common Stock”) of Treeline Biosciences, Inc., a Delaware corporation (“Treeline”), holders of preferred stock, par value $0.00001 per share of Treeline (“Treeline Preferred Stock” and together with the Treeline Common Stock, the “Treeline Capital Stock”), holders of warrants to purchase shares of Treeline Common Stock that have been amended to require net-exercise in connection with the Merger (as defined below) in the proposed merger (the “Merger”) of Siri Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Standard BioTools (“Merger Sub”), with and into Treeline, with Treeline surviving as a wholly owned subsidiary of Standard BioTools. The amount of Standard BioTools Common Stock to be registered includes the estimated maximum number of shares of Standard BioTools Common Stock that are expected to be issued pursuant to the Merger, without taking into account the effect of a reverse stock split of Standard BioTools Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the Merger) of approximately 16.07931 shares of Standard BioTools Common Stock for each share of Treeline Capital Stock. Such exchange ratio is only an estimate as the actual exchange ratio will be determined in connection with the closing of the Merger. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions.

(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Treeline is a private company, no market exists for its securities, and Treeline has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares of Standard BioTools Common Stock expected to be issued pursuant to the Merger is one-third of the aggregate par value of the Treeline securities expected to be exchanged in the proposed Merger.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	76,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.8946
Maximum Aggregate Offering Price	$ 67,989,600
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,389.36
Offering Note

(3)
Relates to the maximum number of shares of Standard BioTools Common Stock issuable pursuant to the contingent value rights (“CVRs”) to be declared as a dividend to stockholders of record of Standard BioTools as of the close of business on the last business day prior to the day on which the effective time of the Merger occurs. Each holder of a CVR is entitled to a number of shares of the combined company’s common stock (with fractional shares settled in cash) equal to such holder’s pro rata portion of the aggregate net proceeds received by the combined company during such 12-month CVR payment period from the following sources, in each case less certain permitted deductions: (i) proceeds from any sale, disposition, or other monetization of Standard BioTools’ legacy businesses; (ii) proceeds from convertible notes or other investments held by Standard BioTools as of the closing date of the Merger; (iii) earnout, milestone, royalty or other similar contingent payments due to Standard BioTools under contracts in effect as of the closing date of the Merger, including payments from Illumina, Inc. pursuant to the Stock Purchase Agreement dated June 22, 2025; and (iv) any surplus in Parent Net Cash (as defined in the Agreement and Plan of Merger and Reorganization dated June 6, 2026 (the “Merger Agreement”) by and among Standard BioTools, Treeline and Merger Sub and included as Annex A to this registration statement) delivered at closing of the Merger as finally determined under the Merger Agreement.

(4)
Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act based on the average of the high and low prices per share of Standard BioTools Common Stock on July 13, 2026.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,032,831,848
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(5)
Represents an aggregate of 2,032,831,848 Standard BioTools Common Stock issuable in accordance with (1) above to certain Treeline stockholders. Pursuant to Rule 457(f)(5) of the Securities Act, no additional filing fee is required to be paid for the registration of Standard BioTools Common Stock to be sold by the selling securityholders pursuant to the resale prospectus that are also being registered under this registration statement.